Investment and Fair Value Measurement (Details) - Schedule of Annual Upward or Downwards Adjustments and Impairment Recorded in Other Income (Loss), Net - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Summary of Annual Upward or Downwards Adjustments and Impairment Recorded in Other Income (Loss), Net[Abstract]
Upward adjustments		$ 6,108,899
Downward adjustments and impairment		(520,821)
Gain on investment in non-marketable security, net		$ 5,588,078